Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events

12.	Subsequent events

1.	On February 11, 2021 the Company issued 16,000,000 new ordinary shares at a price of $2.50 per share, for total proceeds of $40 million. $29.8 million was used to purchase bitcoin mining equipment and the balance retained as working capital. On March 5, the first of these machines were installed near Buffalo, New York, United States.

2.	On April 22, 2022, the Company incorporated a wholly-owned subsidiary in the state of Delaware by statutory conversion from a LLC and renamed it Abit USA, Inc.